REVENUES - Breakdown of revenues by geographical regions (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018		Sep. 30, 2019	Sep. 30, 2018		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	$ 8,084	$ 6,061	[1]	$ 21,493	$ 17,607	[1]	$ 24,189	$ 20,701	$ 18,440
United States and Canada
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	5,814	5,039		15,461	13,002		17,582	14,764	13,343
Japan
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	1,127	235		2,595	2,492		3,374	2,965	2,161
Europe
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	800	346		2,367	1,147		1,885	1,746	1,542
Asia Pacific (including Japan)
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	139	305		643	621		849	759	1,017
Israel
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	83	63		204	225		281	260	268
Others
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	$ 121	$ 73		$ 223	$ 120		$ 218	$ 207	$ 109

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.